SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance at the beginning of year		$ 175,676
Acquisition of a subsidiary	117,195
Deconsolidation of a subsidiary		(175,676)
Balance at the end of year	$ 117,195